Document and Entity Information	Oct. 29, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	US BANCORP \DE\
Entity File Number	1-6880
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	41-0255900
Entity Address Address Line 1	200 S. Sixth St.
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55402
City Area Code	651
Local Phone Number	466-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000036104
Amendment Flag	false
Common Stock, $.01 par value per share [Member]
Entity Listings [Line Items]
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	USB
Security Exchange Name	NYSE
Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrA
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrH
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrP
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrQ
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrR
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrS
Security Exchange Name	NYSE
Floating Rate Notes, Series CC (Senior), due May 21, 2028 [Member]
Entity Listings [Line Items]
Security 12b Title	Floating Rate Notes, Series CC (Senior), due May 21, 2028
Trading Symbol	USB/28
Security Exchange Name	NYSE
4.009% Fixed-to-Floating Rate Notes, Series CC (Senior), due May 21, 2032 [Member]
Entity Listings [Line Items]
Security 12b Title	4.009% Fixed-to-Floating Rate Notes, Series CC (Senior), due May 21, 2032
Trading Symbol	USB/32
Security Exchange Name	NYSE